TRADEMARK ACQUISITION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2025	May 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 03, 2024
Class of Warrant or Right [Line Items]
Cash consideration	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Warrants to purchase shares						2,975,000
Class of warrants			2,150,000	4,925,000
Class of warrants per share						$ 0.397
Warrants term			4 years 21 days
Estimated useful life			15 years	15 years
Trademark Acquisition Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares	50,000	50,000
Class of warrants	25,000	25,000
Class of warrants per share	$ 5.75	$ 5.75
Warrants term	3 years	3 years
Beneficial ownership percentage	4.999%	4.999%
Beneficial ownership percentage increased		9.999%